Note 2 - Intangible Assets Amortized Using Straight-line Method (Details)	12 Months Ended
Dec. 31, 2014
Acquired Technology [Member] | Minimum [Member]
Useful Life	3 years
Acquired Technology [Member] | Maximum [Member]
Useful Life	7 years
Acquired Technology [Member]
Useful Life	7 years
Customer Contracts [Member] | Minimum [Member]
Useful Life	4 years
Customer Contracts [Member] | Maximum [Member]
Useful Life	12 years
Noncompete Agreements [Member]
Useful Life	5 years
Trademarks [Member] | Minimum [Member]
Useful Life	9 years
Trademarks [Member] | Maximum [Member]
Useful Life	10 years